PROPERTY, PLANT AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 451,335	$ 449,237
Land not subject to depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,200	$ 11,200
La Guitarra [Member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,000
La Parrilla [Member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 7,800